1900 K Street, NW Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
Philip T. Hinkle philip.hinkle@dechert.com +1 202 261 3460 Direct +1 202 261 3333 Fax

December 22, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Eagle Point Credit Company Inc. – Preliminary Proxy Statement on Schedule 14A (File No. 811-22974)

Dear Sir or Madam:

On behalf of Eagle Point Credit Company Inc., attached for filing by means of the EDGAR system is a preliminary proxy statement on Schedule 14A under the Securities Exchange Act of 1934, as amended.

Please contact the undersigned at (202) 261-3460 or Alexander Karampatsos at (202) 261-3402 with any questions or comments.

Sincerely,

/s/ Philip T. Hinkle

Philip T. Hinkle